DEBT (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	May 08, 2020	Dec. 31, 2020	Apr. 30, 2019	Nov. 30, 2018	Dec. 31, 2020	Mar. 31, 2021
Debt Instrument [Line Items]
Debt instrument through small business Administrations	$ 1,300,000
Interest rate on loan	1.00%
Debt instrument maturity date	May 05, 2022
Debt instrument interest rate			6.00%
Debt instrument through small business Administrations	$ 1,300,000
Aggregate gross cash consideration			$ 10,000,000
Debt conversion description			(a) seventy-five percent (75%) of the price per share (or conversion price per share as the case may be) of New Securities paid by the investors in such Qualified Financing if the Qualified Financing occurs on or prior to December 31, 2019 and (b) fifty percent (50%) of the price per share (or conversion price per share as the case may be) of New Securities paid by the investors in such Qualified Financing if the Qualified Financing occurs after December 31, 2019; provided, however, that in no event for purposes of any mandatory conversion shall the Loan Balance be convertible at a price lower than $7.50 per share, which shall serve as a floor price
Principal and interest Periodic payment		$ 100,000
Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Exchange of debt principal and interest					$ 2,900,000
Common Class A [Member]
Debt Instrument [Line Items]
Debt principal					800,000
Common Class A [Member] | 2019 Notes [Member]
Debt Instrument [Line Items]
Debt accrued interest					$ 26,000
Minimum [Member]
Debt Instrument [Line Items]
Debt issuance cost						$ 100,000
Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument convertible conversion price				$ 7.50
Debt instrument interest rate				10.00%
Extended maturity date				Dec. 31, 2020
Purchase Agreement [Member] | Empowered Dental Lab LLC [Member]
Debt Instrument [Line Items]
Convertible debt				$ 25,000